UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of May 31, 2006 (Unaudited)

DWS California Tax-Free Income Fund

(formerly Scudder California Tax-Free Income Fund)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 86.5%
California 79.3%
ABAG Finance Authority For Non Profit Corps., CA, Certificates of Participation, Stanford Health Services, ETM, 6.0%, 11/1/2007 (a)	605,000	624,959
ABAG Finance Authority For Non Profit Corps., CA, Multi-Family Housing Revenue, California Hill Apartments, Series A, AMT, 3.21% *, 12/15/2032	2,100,000	2,100,000
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017 (a)	1,455,000	873,917
Series C, Zero Coupon, 9/1/2018 (a)	1,000,000	568,280
Series C, 6.0%, 9/1/2014 (a)	1,000,000	1,139,890
Series C, 6.0%, 9/1/2016 (a)	1,000,000	1,134,760
Series A, 6.0%, 9/1/2024 (a)	3,500,000	4,089,470
Benicia, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2017 (a)	1,735,000	1,046,153
Series A, Zero Coupon, 8/1/2018 (a)	1,510,000	861,515
Beverly Hills, CA, School District General Obligation, Unified School District:
Series A, 5.375%, 8/1/2019	1,000,000	1,089,360
Series A, 5.375%, 8/1/2021	1,230,000	1,339,913
Burbank, CA, School District General Obligation, Unified School District, Series B, Zero Coupon, 8/1/2014 (a)	3,000,000	2,118,960
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019 (a)	4,000,000	2,161,400
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014 (a)	2,240,000	1,576,042
California, Educational Facilities Authority Revenue, University of San Francisco:
6.0%, 10/1/2016 (a)	4,085,000	4,197,419
Prerefunded, 6.0%, 10/1/2016 (a)	2,555,000	2,626,821
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.375%, 5/1/2021	2,000,000	2,189,460
Series A, 5.375%, 5/1/2022	20,000,000	21,894,600
Series A, 5.875%, 5/1/2016	10,500,000	11,768,085
California, Electric Revenue, Efficiency Financing Authority, 5.5%, 4/1/2017 (a)	1,285,000	1,328,613
California, Higher Education Revenue, 5.25%, 11/1/2019 (a) (b)	3,500,000	3,760,225
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014 (a)	1,470,000	1,030,367
California, Hospital & Healthcare Revenue, Communities Development Authority, 6.5%, 8/1/2012	17,085,000	18,251,735
California, Hospital & Healthcare Revenue, Health Facilities Finance Authority:
Series A, Zero Coupon, 10/1/2012 (a)	4,900,000	3,796,422
Series A, 6.7%, 3/1/2011	100,000	100,213
California, Hospital & Healthcare Revenue, Statewide Community Development Authority, 6.0%, 6/1/2010 (a)	1,000,000	1,085,840
California, Housing Finance Agency Revenue, AMT, Series G, 5.7%, 2/1/2007 (a)	500,000	504,985
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 3.54% *, 2/1/2037	1,000,000	1,000,000
California, Resource Recovery Revenue, Tobacco Securitization Authority, Series A, 5.375%, 6/1/2041	5,000,000	5,376,300
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	4,750,000	5,122,638

California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	1,155,000	1,182,812
California, Single Family Housing Revenue, Housing Finance Agency, AMT, Series G, 5.8%, 2/1/2008 (a)	1,330,000	1,353,594
California, Single Family Housing Revenue, Mortgage Finance Authority, AMT, Series B, 7.3%, 6/1/2031	60,000	61,835
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.5%, 6/1/2043	9,950,000	10,941,318
Series B, 5.625%, 6/1/2038	13,655,000	15,119,362
Series 2003-A-1, 6.75%, 6/1/2039	16,750,000	18,741,072
California, State Agency General Obligation Lease, Public Works Board, Department of Corrections:
Series A, 7.4%, 9/1/2010 (a)	1,000,000	1,144,030
Series A-2, 7.4%, 9/1/2010	3,365,000	3,824,423
California, State Agency Revenue Lease, Public Works Bond, Regents University, Series A, 5.25%, 6/1/2014 (a)	2,575,000	2,800,879
California, State Department of Water Resources Revenue, Central Valley Project, Series AD, 5.0%, 12/1/2018 (a)	1,300,000	1,373,788
California, State Department of Water Resources, Power Supply Revenue:
Series G-3, 3.4% *, 5/1/2016 (a)	1,700,000	1,700,000
Series C-7, 3.4% *, 5/1/2022 (a)	3,500,000	3,500,000
Series C-3, 3.43% *, 5/1/2022 (a)	1,600,000	1,600,000
Series C-5, 3.46% *, 5/1/2022, Dexia Credit Local (c)	400,000	400,000
Series F-2, 3.5% *, 5/1/2020, JPMorgan Chase Bank (c)	500,000	500,000
California, State General Obligation:
5.0%, 2/1/2013	1,250,000	1,316,638
5.0%, 3/1/2017	4,850,000	5,130,815
5.125%, 4/1/2024	7,400,000	7,699,552
5.125%, 11/1/2024	1,000,000	1,038,680
5.25%, 12/1/2019	1,000,000	1,045,270
5.5%, 3/1/2016	9,000,000	9,668,160
5.875%, 10/1/2019	1,075,000	1,146,670
Prerefunded, 5.875%, 10/1/2019	8,925,000	9,612,760
6.5%, 9/1/2010	1,305,000	1,441,881
California, State General Obligation, Daily Kindergarten University, Series A-3, 3.59% *, 5/1/2034, Citibank NA (c)	1,000,000	1,000,000
California, State General Obligation, Weekly Kindergarten University, Series A-9, 3.44% *, 5/1/2034, Citibank NA (c)	300,000	300,000
California, State Public Works Board Lease Revenue, University of California Projects, Series F, 5.0%, 11/1/2018	5,405,000	5,632,767
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,810,236
California, State University Revenue:
Series C, 5.0%, 11/1/2019 (a)	18,245,000	19,289,891
Series A, 5.0%, 11/1/2024 (a)	5,000,000	5,189,450
Series A, 5.25%, 11/1/2021 (a)	3,090,000	3,288,625
California, Statewide Communities Development Authority, Certificates of Participation, 6.0%, 8/15/2017 (a)	1,000,000	1,077,840
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, IAC Project, Series W-3, AMT, 3.22% *, 4/1/2025, Wells Fargo Bank NW NA (c)	900,000	900,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Village at Shaw Apartments, Series E, AMT, 3.51% *, 11/15/2035	205,000	205,000
California, University of California Revenues, Series F, 5.0%, 5/15/2019 (a)	2,000,000	2,100,740
California, Water & Sewer Revenue, Series W, 5.5%, 12/1/2014 (a)	12,000,000	13,348,440
California, Water & Sewer Revenue, Department of Water Research Center Valley Project, Series X, 5.5%, 12/1/2017 (a)	5,500,000	6,166,105
California, Water & Sewer Revenue, Metropolitan Water District of Southern California:
Series A, 5.25%, 7/1/2014	5,210,000	5,596,842

Series A, 5.25%, 3/1/2017	7,300,000	7,871,152
Capistrano, CA, School District General Obligation, Unified School District, Improvement District No. 1, Series A, 6.25%, 8/1/2018 (a)	1,000,000	1,107,340
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018 (a)	3,050,000	1,719,773
Castaic Lake, CA, Water & Sewer Revenue, Water System Improvement Project, Series A, 7.25%, 8/1/2007 (a)	1,000,000	1,041,350
Chabot-Las Positas, CA, Community College District, Election of 2004:
Series A, 5.0%, 8/1/2023 (a)	4,445,000	4,782,331
Series A, 5.0%, 8/1/2024 (a)	4,635,000	4,986,750
Chino Basin, CA, Water & Sewer Revenue, Regional Financing Authority, 5.9%, 8/1/2011 (a)	1,290,000	1,420,561
Contra Costa County, CA, GNMA Mortgage Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,715,000	3,427,416
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015 (a)	9,240,000	10,108,468
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014 (a)	2,750,000	2,818,393
Del Mar, CA, Project Revenue, Race Track Authority, 6.0%, 8/15/2006	400,000	401,916
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2016 (a)	555,000	353,657
Series A, Zero Coupon, 8/1/2021 (a)	1,920,000	933,734
Series A, Zero Coupon, 5/1/2022 (a)	1,385,000	647,958
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017 (a)	4,000,000	2,411,880
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015 (a)	3,165,000	2,151,314
Zero Coupon, 5/1/2016 (a)	3,335,000	2,149,841
ETM, Zero Coupon, 11/1/2017 (a) (b)	5,500,000	3,310,285
Zero Coupon, 11/1/2018 (a)	4,605,000	2,594,043
Escondido, CA, Unified High School District, ETM, Zero Coupon, 11/1/2020 (a)	7,000,000	3,608,220
Foothill, CA:
ETM, Zero Coupon, 1/1/2018 (a)	10,000,000	5,945,200
ETM, Zero Coupon, 1/1/2020 (a)	10,000,000	5,355,900
Series A, Prerefunded, 7.15%, 1/1/2013	975,000	1,105,913
Foothill, CA, Eastern Corridor Agency, Series A, ETM, Zero Coupon, 1/1/2020	6,100,000	3,267,099
Foothill, CA, School District General Obligation, Zero Coupon, 8/1/2016 (a)	4,755,000	3,029,981
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Step-up Coupon, 0% to 7/15/2009, 5.8% to 1/15/2020 (a)	6,500,000	6,071,585
Step-up Coupon, 0% to 7/15/2009, 5.875% to 1/15/2026	5,000,000	4,376,750
Zero Coupon, 1/15/2017 (a)	5,975,000	3,523,936
Zero Coupon, 1/15/2018 (a)	6,250,000	3,482,875
Zero Coupon, 1/15/2025	10,000,000	3,433,500
Series A, Prerefunded, 6.0%, 1/1/2016	6,000,000	6,474,600
Series A, Prerefunded, 7.1%, 1/1/2011	6,000,000	6,795,660
Series A, Prerefunded, 7.15%, 1/1/2014	2,875,000	3,261,026
Fresno, CA, School District General Obligation, Unified School District:
Series C, 5.9%, 2/1/2017 (a)	1,760,000	2,022,187
Series A, 6.4%, 8/1/2016 (a)	2,000,000	2,334,180
Grossmont, CA, Union High School District, Election of 2004, 5.375%, 8/1/2017 (a)	2,840,000	3,081,996
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014 (a)	400,000	283,088
Las Virgenes, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 11/1/2013 (a)	2,150,000	1,580,444
Series A, Zero Coupon, 11/1/2014 (a)	1,050,000	733,184
Series A, Zero Coupon, 11/1/2015 (a)	1,275,000	847,301
Zero Coupon, 11/1/2016 (a)	1,500,000	944,820
Long Beach, CA, Bond Finance Authority Revenue, Redevelopment Housing & Gas Utilities Financing, Series A-1, 5.0%, 8/1/2025 (a)	2,300,000	2,381,098
Long Beach, CA, Port Authority Revenue, AMT:

Series A, 5.75%, 5/15/2016	12,570,000	13,391,449
Series A, 6.0%, 5/15/2017 (a)	1,500,000	1,702,770
Series A, 6.0%, 5/15/2018 (a)	4,000,000	4,567,960
Los Angeles County, CA, Core City General Obligation Lease, Convention and Exhibition Center Authority, Series A, 6.125%, 8/15/2011 (a)	1,000,000	1,111,950
Los Angeles County, CA, General Obligation Lease, Disney Parking Project, Zero Coupon, 3/1/2008	2,780,000	2,584,510
Los Angeles, CA, Airport Revenue, AMT:
Series A, 5.5%, 8/1/2014 (a)	6,895,000	7,348,208
Series B, 5.5%, 8/1/2016 (a)	6,500,000	6,886,880
Los Angeles, CA, Core City General Obligation Lease, General Services, State Building Authority, Series A, 5.6%, 5/1/2008	7,000,000	7,239,050
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021 (a)	2,000,000	2,374,220
Los Angeles, CA, Port Authority Revenue, Harbor Revenue, AMT, Series B, 6.25%, 8/1/2026 (a)	2,320,000	2,352,109
Los Angeles, CA, State General Obligation:
5.5%, 7/1/2014 (a)	14,340,000	15,615,973
Series E, 5.5%, 7/1/2017 (a)	5,000,000	5,476,100
Los Angeles, CA, Transportation/Tolls Revenue, Series B, 5.25%, 7/1/2015 (a)	11,800,000	12,676,150
Los Angeles, CA, Unified School District, Series A, Prerefunded, 5.375%, 7/1/2018 (a)	1,030,000	1,130,219
Los Angeles, CA, Unified School District, General Obligation, Prerefunded, 5.625%, 7/1/2018 (a)	4,990,000	5,365,448
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016 (a)	1,000,000	637,220
Menlo Park, CA, Community Development Agency Tax Allocation, Las Pulgas Community Development, 3.54% *, 1/1/2031 (a)	1,500,000	1,500,000
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014 (a)	2,045,000	1,444,424
Series A, Zero Coupon, 8/1/2015 (a)	2,090,000	1,404,689
Series A, Zero Coupon, 8/1/2016 (a)	2,140,000	1,363,651
Midpeninsula Regional Open Space District, CA, Other General Obligation Lease, Zero Coupon, 9/1/2020 (a)	1,190,000	607,876
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	3,760,000	3,927,997
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014 (a)	1,370,000	1,527,577
Montebello, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2013 (a)	1,945,000	1,446,283
Moreno Valley, CA, Special Assessment Revenue, Towngate Community Facilities District, Special Tax:
6.5%, 12/1/2009	3,025,000	3,058,396
7.125%, 10/1/2023	2,810,000	2,831,244
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2016 (a)	2,500,000	1,587,025
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	257,384
Oakland, CA, Port Authority Revenue, AMT, 5.75%, 11/1/2014 (a)	2,500,000	2,660,800
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019 (a)	1,420,000	758,379
Pomona, CA, Unified School District, Series B, ETM, 6.25%, 8/1/2014 (a)	1,020,000	1,186,586
Redondo Beach, CA, Project Revenue, South Bay Center Redevelopment Project:
7.0%, 7/1/2016	1,000,000	1,021,680
7.125%, 7/1/2026	2,000,000	2,043,280
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017 (a)	1,635,000	985,856
Richmond, CA, Other General Obligation Lease, Joint Powers Finance Authority:
5.875%, 9/1/2006	135,000	135,491
6.6%, 9/1/2016	1,000,000	1,025,060
Richmond, CA, Water & Sewer Revenue, Zero Coupon, 8/1/2020 (a)	2,495,000	1,279,511
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015 (a)	1,750,000	1,175,773

Zero Coupon, 6/1/2016 (a)	2,395,000	1,524,585
Sacramento County, CA, Resource Recovery Revenue, Sanitation District Financing Authority, Series A, 6.0%, 12/1/2014	5,000,000	5,517,300
Sacramento County, CA, Sales & Special Tax Revenue, Community Facilities District No. 1:
5.5%, 12/1/2010	1,085,000	1,118,895
6.0%, 9/1/2011	850,000	881,076
6.125%, 9/1/2014	605,000	626,151
6.3%, 9/1/2021	1,500,000	1,543,140
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series K, 5.75%, 7/1/2018 (a) (b)	5,170,000	5,915,204
Series G, 6.5%, 9/1/2013 (a)	1,270,000	1,430,299
Sacramento, CA, Electric Revenue, Power Authority, Cogeneration Project, 6.0%, 7/1/2022 (a)	5,000,000	5,110,150
Sacramento, CA, Other General Obligation Lease, City Financing Authority:
Series B, 5.0%, 11/1/2014	4,200,000	4,417,770
Series A, 5.4%, 11/1/2020 (a)	5,000,000	5,557,700
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	10,000,000	10,486,200
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016 (a)	2,685,000	1,691,228
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013 (a)	1,000,000	1,132,450
Series A, 6.0%, 9/1/2014 (a)	2,195,000	2,502,059
Series A, 6.0%, 9/1/2015 (a)	1,000,000	1,145,630
Salinas, CA, Other General Obligation Lease, Capital Improvement Projects, Series A, 5.625%, 10/1/2017	2,000,000	2,090,960
Salinas, CA, School District General Obligation, Series A, 5.375%, 6/1/2022 (a) (b)	2,700,000	2,895,345
San Bernardino, CA, County General Obligation, Medical Center Financing Project:
5.5%, 8/1/2017 (a) (b)	3,965,000	4,306,505
6.0%, 8/1/2009 (a)	3,000,000	3,152,460
San Bernardino, CA, Other Revenue Lease:
Series A, 5.25%, 11/1/2013 (a)	3,115,000	3,361,210
Series A, 5.25%, 11/1/2014 (a)	2,330,000	2,518,916
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2014 (a)	1,010,000	713,383
Zero Coupon, 8/1/2016 (a)	1,000,000	637,220
Zero Coupon, 8/1/2017 (a)	1,000,000	602,970
Zero Coupon, 8/1/2019 (a)	1,100,000	594,385
San Diego CA, School District General Obligation, 5.25%, 7/1/2018 (a)	1,600,000	1,734,848
San Diego, CA, School District General Obligation, Election of 1998:
Series B, 6.0%, 7/1/2019 (a)	3,350,000	3,928,043
Series B, 6.05%, 7/1/2018 (a)	770,000	900,769
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Revenue:
5.25%, 7/1/2016 (a)	305,000	325,405
Prerefunded, 5.25%, 7/1/2016 (a)	845,000	906,575
San Francisco, CA, Core City General Obligation, 5.375%, 6/15/2017 (a)	1,540,000	1,655,254
San Joaquin Hills, CA, Transportation Corridor Agency:
ETM, Zero Coupon, 1/1/2010	1,500,000	1,307,040
ETM, Zero Coupon, 1/1/2014	3,680,000	2,681,101
ETM, 7.4%, 1/1/2007	6,000,000	6,133,500
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015 (a)	12,065,000	8,310,251
Series A, Zero Coupon, 1/15/2016 (a)	3,485,000	2,277,308
Series A, Zero Coupon, 1/15/2017 (a)	3,965,000	2,453,304
Series A, Zero Coupon, 1/15/2018 (a)	2,640,000	1,545,588
Series A, Zero Coupon, 1/15/2019 (a)	3,185,000	1,765,382
San Jose, CA, School District General Obligation, Santa Clara County, Series D, 5.25%, 8/1/2016 (a)	3,060,000	3,276,526

San Jose, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2015 (a)	2,570,000	1,727,297
Series A, Zero Coupon, 8/1/2017 (a)	1,350,000	814,010
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020 (a)	1,835,000	2,163,318
San Ysidro, CA, School District General Obligation, 6.125%, 8/1/2021 (a)	1,400,000	1,600,060
Santa Ana, CA, Other General Obligation, Police Administration and Holding Facility, Series A, 6.25%, 7/1/2024 (a)	2,000,000	2,416,760
Santa Barbara, CA, High School District, Election 2000, Series B, 5.0%, 8/1/2029 (a)	6,430,000	6,636,210
Santa Clara County, CA, Hospital & Healthcare Revenue, Financing Authority, VMC Replacement Project, Series A, 7.75%, 11/15/2008 (a)	3,250,000	3,561,383
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017 (a)	1,005,000	1,117,108
5.5%, 9/1/2018 (a)	1,060,000	1,183,829
5.6%, 9/1/2019 (a)	1,115,000	1,260,775
5.6%, 9/1/2020 (a)	1,180,000	1,338,710
5.65%, 9/1/2024 (a)	1,445,000	1,664,943
5.65%, 9/1/2025 (a)	1,520,000	1,757,318
5.65%, 9/1/2026 (a)	1,605,000	1,856,648
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012 (a)	3,675,000	4,356,823
Series B, 7.25%, 8/1/2013 (a)	3,400,000	4,105,194
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority 1-2-2A and 8, Series A, 7.25%, 8/1/2006 (a)	465,000	467,799
Santaluz, CA, Sales & Special Tax Revenue, Santaluz Community Facilities No. 2:
6.25%, 9/1/2021	1,995,000	2,039,688
6.375%, 9/1/2030	4,965,000	5,083,962
Southern California, Electric Revenue, Public Power Authority, Power Project, 6.75%, 7/1/2010	6,000,000	6,602,640
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,322,020
Southern California, Metropolitan Water District, Waterworks Revenue:
Series B, 3.4% *, 7/1/2028	300,000	300,000
Series B-1, 3.46% *, 7/1/2035	200,000	200,000
Series A, 5.75%, 7/1/2021	1,120,000	1,284,685
Series A, ETM, 5.75%, 7/1/2021	880,000	992,042
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022 (a)	3,600,000	1,664,244
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015 (a)	1,250,000	840,125
Ukiah, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2016 (a)	2,000,000	1,274,440
West Covina, CA, Sales & Special Tax Revenue, Fashion Plaza, 5.75%, 9/1/2009	865,000	907,904

		697,089,720
Puerto Rico 6.3%
Commonwealth of Puerto Rico, Infrastructure Financing Authority, Series C, 5.5%, 7/1/2015 (a)	1,165,000	1,289,935
Puerto Rico, Electric Revenue, Electric Power Authority:
Series JJ, 5.375%, 7/1/2017 (a)	10,605,000	11,650,441
Series KK, 5.5%, 7/1/2016 (a)	10,000,000	11,124,500
Puerto Rico, Industrial Development Revenue, Industrial Tourist Educational, Medical & Environmental Central Facilities:
Series A, 5.625%, 7/1/2015 (a)	2,190,000	2,346,629
Series A, 5.625%, 7/1/2016 (a)	2,215,000	2,375,144
5.625%, 7/1/2017 (a)	2,345,000	2,507,204
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,145,180
Puerto Rico, Sales & Special Tax Revenue, Commonwealth Infrastructure Finance Authority, Series A, 5.5%, 10/1/2020	2,000,000	2,149,460
Puerto Rico, Sales & Special Tax Revenue, Highway and Transportation Authority:

Series Z, 6.0%, 7/1/2018 (a)	7,250,000	8,420,367
Series Z, 6.25%, 7/1/2014 (a)	1,000,000	1,151,450
Series A, 6.25%, 7/1/2016 (a)	750,000	882,390
Puerto Rico, State General Obligation:
5.5%, 7/1/2015 (a)	3,665,000	4,058,035
5.65%, 7/1/2015 (a)	1,000,000	1,114,280
6.5%, 7/1/2015 (a)	4,000,000	4,723,440

		54,938,455
Virgin Islands 0.9%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	7,500,000	8,217,150

Total Municipal Bonds and Notes (Cost $708,204,526)		760,245,325
Municipal Inverse Floating Rate Notes 12.6%
California 9.0%
Big Bear Lake, CA, Water & Sewer Revenue:
Rites-PA 597B, Series A, 144A, 8.292%, 4/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	6,750,000	8,979,120
Rites-PA 597A, Series B, 144A, 8.309%, 10/1/2010, Leverage Factor at purchase date: 2 to 1 (a)	1,700,000	2,122,926
California, Electric Revenue, Department Water Supply, Series 309, 144A, 7.02%, 5/1/2018, Leverage Factor at purchase date: 2 to 1 (a)	7,500,000	8,920,950
California, State Economic Recovery, Rites-PA 1262, 144A, 6.26%, 1/1/2012, Leverage Factor at purchase date: 2 to 1 (a)	7,650,000	8,659,264
Long Beach, CA, Sales & Special Tax Revenue:
Rites-PA 651A, 144A, AMT, 8.301%, 11/15/2012, Leverage Factor at purchase date: 2 to 1 (a)	4,215,000	5,307,949
Rites-PA 651B, 144A, AMT, 8.301%, 5/15/2015, Leverage Factor at purchase date: 2 to 1 (a)	5,300,000	6,842,300
Los Angeles County, CA, Sanitation Districts Financing Authority Revenue, Series 826, 144A, 6.32%, 10/1/2021, Leverage Factor at purchase date: 2to 1 (a)	5,950,000	6,501,803
Los Angeles, CA, Higher Education Revenue, Unified School District, Rites-PA 117, 144A, 6.74%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	3,125,000	3,559,125
Los Angeles, CA, School District General Obligation Lease, Unified School District:
Rites-PA 589A, 144A, 8.292%, 7/1/2009, Leverage Factor at purchase date: 2 to 1 (a)	3,170,000	3,937,425
Rites-PA 589B, 144A, 8.292%, 7/1/2010, Leverage Factor at purchase date: 2 to 1 (a)	1,485,000	1,884,361
Rites-PA 589C, 144A, 8.292%, 7/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	2,910,000	3,739,350
Rites-PA 589D, 144A, 8.292%, 1/1/2012, Leverage Factor at purchase date: 2 to 1 (a)	3,560,000	4,620,738
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT:
Rites-PA 662B, 144A, 7.782%, 5/1/2012, Leverage Factor at purchase date: 2 to 1 (a)	1,285,000	1,459,310
Rites-PA 662C, 144A, 7.782%, 5/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	1,365,000	1,551,691
Rites-PA 662I, 144A, 7.782%, 5/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	1,535,000	1,744,942
Rites-PA 662E, 144A, 7.8%, 5/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	1,530,000	1,735,250
Rites-PA 662H, 144A, 7.802%, 5/1/2012, Leverage Factor at purchase date: 2 to 1 (a)	1,445,000	1,641,014
Rites-PA 662F, 144A, 8.032%, 5/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	1,625,000	1,863,648
Rites-PA 662A, 144A, 8.282%, 5/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	1,080,000	1,251,310
Rites-PA 662G, 144A, 8.304%, 5/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	1,365,000	1,581,516
Rites-PA 662D, 144A, 8.456%, 5/1/2014, Leverage Factor at purchase date: 2 to 1 (a)	1,445,000	1,642,633

		79,546,625
Puerto Rico 3.6%
Puerto Rico, Electric Revenue, Electric Power Authority, Rites-PA 1044, 144A, 11.39%, 7/1/2012, Leverage Factor at purchase date: 3 to 1 (a)	6,250,000	8,931,125
Puerto Rico, Sales & Special Tax Revenue, Rites-PA 620B, 144A, 8.341%, 7/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	5,000,000	6,358,300
Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency:
Rites-PA 944B, 144A, 7.361%, 7/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	6,625,000	8,238,850

Rites-PA 645B, 144A, 7.81%, 8/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	2,395,000	2,740,455
Rites-PA 645C, 144A, 8.111%, 8/1/2014, Leverage Factor at purchase date: 2 to 1 (a)	2,500,000	2,878,350
Rites-PA 645D, 144A, 8.361%, 8/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	2,225,000	2,577,529

		31,724,609

Total Municipal Inverse Floating Rate Notes (Cost $99,903,158)		111,271,234
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 808,107,684)	99.1	871,516,559
Other Assets and Liabilities, Net	0.9	7,597,283

Net Assets	100.0	879,113,842

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2006.

Bond is insured by one of these companies:
(a)

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	7.3
Financial Guaranty Insurance Company	10.1
Financial Security Assurance, Inc.	14.0
MBIA Corporation	29.3
Radian Asset Assurance, Inc.	1.3
XL Capital Assurance, Inc.	1.4

(b)		All or a portion of these securities represent collateral held in connection with open interest rate swaps.
(c)		Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At May 31, 2006, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation ($)

8/16/2006 8/16/2015	24,400,000 1	Fixed — 3.832%	Floating — BMA	389,734
8/16/2006 8/16/2015	26,700,000 2	Fixed — 3.838%	Floating — BMA	415,298
8/23/2006 8/23/2015	33,600,000 3	Fixed — 3.778%	Floating — BMA	668,297
8/23/2016 8/23/2017	30,100,000 4	Fixed — 3.826%	Floating — BMA	773,073
7/27/2006 1/30/2018	9,500,000 5	Fixed — 5.09%	Floating — LIBOR	494,766
10/12/2006 10/12/2026	14,900,000 6	Fixed — 4.32%	Floating — BMA	185,104

Total net unrealized appreciation on open interest rate swaps				2,926,272

Counterparties:

1 Citigroup Global Markets, Inc.

2 Chase Securities, Inc.

3 Merrill Lynch, Pierce, Fenner & Smith, Inc.

4 Lehman Brothers

5 Goldman Sachs & Co.

6 Morgan Stanley

BMA: Represents the Bond Market Association

LIBOR: Represents the London InterBank Offered Rate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 July 24, 2006